PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.2%
Asset-Backed Securities 17.9%
Automobiles 4.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	500	$ 519,515
Series 2019-01, Class B	3.130	02/18/25	300	311,524
Series 2019-01, Class C	3.360	02/18/25	400	422,192
Series 2019-02, Class C	2.740	04/18/25	700	727,426
Series 2019-03, Class C	2.320	07/18/25	1,700	1,753,416
Series 2020-01, Class B	1.480	01/21/25	1,400	1,423,857
Series 2020-02, Class C	1.480	02/18/26	400	405,223
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	907,643
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,156,018
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	535,012
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,161,963
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,745,281
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,227,653
Drive Auto Receivables Trust,
Series 2019-03, Class B	2.650	02/15/24	500	508,167
Series 2020-02, Class B	1.420	03/17/25	600	607,318
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,652,852
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,182,489
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,182,144
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,702,690
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,450,656
Series 2020-02, Class A, 144A	1.060	04/15/33	5,300	5,306,347
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	500	518,014
Series 2018-02, Class A	3.170	03/15/25	4,000	4,235,830
Series 2019-02, Class A	3.060	04/15/26	500	538,569
Series 2020-02, Class A	1.060	09/15/27	2,800	2,804,320

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	210,960
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	2,143,941
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,359	1,375,510
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	2,070,627
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	1,300	1,334,371
Series 2019-03, Class B	2.280	09/15/23	1,900	1,921,302
Series 2019-03, Class C	2.490	10/15/25	800	815,972

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, (cont’d.)
Series 2020-02, Class C	1.460%	09/15/25	600	$ 605,990
Series 2020-03, Class C	1.120	01/15/26	2,100	2,103,431
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A	2.560	11/25/31	800	853,670
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,600	1,638,738
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,721,519
Series 2019-A, Class C	2.380	12/15/25	300	309,315
				56,091,465
Collateralized Loan Obligations 9.7%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.575 (c)	10/25/32	2,000	1,979,841
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.608 (c)	01/19/33	5,000	4,962,417
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.507 (c)	07/15/30	750	744,971
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.606 (c)	07/22/32	1,500	1,486,814

Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A	0.000 (cc)	10/15/28	8,750	8,714,205
Ares CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1, 144A	— (p)	10/25/31	3,000	2,999,703
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.517 (c)	07/15/29	250	247,481
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.490 (c)	07/16/29	739	739,274
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.530 (c)	01/16/30	250	247,052

Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	1.046 (c)	04/22/27	2,866	2,837,611
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.587 (c)	10/15/28	1,500	1,494,488

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.503%(c)	11/20/30	1,000	$993,075

Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1, 144A	— (p)	10/15/33	5,000	5,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.258 (c)	07/17/28	1,140	1,134,666
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.288 (c)	07/18/30	1,000	987,594
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.487 (c)	10/15/30	500	495,427
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.577 (c)	10/15/32	1,250	1,242,054

Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.487 (c)	04/15/29	750	745,241
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.538 (c)	01/20/32	1,500	1,488,017
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.448 (c)	04/20/31	746	730,113
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.238 (c)	04/20/31	1,000	985,013

CBAM Ltd. (Cayman Islands), Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.578 (c)	10/20/32	4,000	3,964,981
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.418 (c)	10/17/31	1,000	989,107
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.457 (c)	07/15/30	750	739,375
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.245 (c)	04/26/31	1,000	1,000,000
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.536 (c)	07/22/32	1,250	1,249,998

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands), (cont’d.)
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.249%(c)	02/05/31	248	$243,919

ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.489 (c)	10/23/29	500	496,962
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.417 (c)	01/15/31	500	493,332
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.418 (c)	10/20/26	121	120,534
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.329 (c)	04/21/31	991	975,847
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.338 (c)	07/19/28	5,477	5,438,747
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.403 (c)	02/20/31	1,500	1,472,740
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.368 (c)	07/20/31	1,250	1,221,246

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.440 (c)	01/16/31	1,250	1,235,455
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.474 (c)	10/12/30	468	459,098
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.357 (c)	07/15/31	2,000	1,968,809

Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.535 (c)	01/25/30	2,500	2,484,556
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.504 (c)	10/13/31	8,355	8,197,348
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.497 (c)	07/15/30	250	248,887
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.548 (c)	07/20/32	2,500	2,478,291

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.567%(c)	10/15/32	2,000	$ 1,985,150
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.466 (c)	10/22/30	981	973,030
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.464 (c)	10/30/30	495	487,365
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.608 (c)	07/20/32	1,250	1,240,143

Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.348 (c)	01/17/31	1,000	988,744
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.607 (c)	07/15/32	4,000	3,974,771
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.390 (c)	07/25/31	250	245,900
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.248 (c)	04/20/31	990	974,421
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A	— (p)	10/20/32	5,000	5,000,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.285 (c)	01/26/31	1,000	983,483
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.508 (c)	10/20/28	250	248,955
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.359 (c)	01/23/29	3,000	2,977,443
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.359 (c)	01/23/29	2,750	2,727,745
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.495 (c)	07/25/30	500	495,818
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.588 (c)	01/20/32	3,250	3,234,472

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.458 (c)	01/17/30	991	976,384

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.358%(c)	01/20/31	1,000	$ 988,701
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.678 (c)	07/20/32	1,250	1,243,554
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.385 (c)	07/25/29	5,000	4,949,161
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.468 (c)	01/20/29	3,000	2,966,729
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.447 (c)	10/15/30	747	740,940
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.118 (c)	01/18/29	1,000	990,318
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.288 (c)	01/20/31	1,000	984,390

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.318 (c)	07/17/31	2,500	2,456,945
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.366 (c)	01/22/31	500	493,376
Series 2020-01A, Class A1, 144A	— (p)	04/20/32	4,500	4,500,000
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.607 (c)	07/15/29	243	240,144
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.527 (c)	04/15/30	244	240,315
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.187 (c)	04/15/29	725	703,563
				124,746,249
Consumer Loans 0.5%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.944 (c)	09/14/32	244	244,427
Series 2018-01A, Class A, 144A	3.300	03/14/29	260	262,661
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,052,352

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2020-02A, Class A, 144A	1.750%	09/14/35	1,700	$1,709,700

Oportun Funding X LLC, Series 2018-C, Class A, 144A (original cost $499,918; purchased 10/12/18)(f)	4.100	10/08/24	500	508,073
Oportun Funding XII LLC, Series 2018-D, Class A, 144A (original cost $399,978; purchased 11/30/18)(f)	4.150	12/09/24	400	407,126
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	1,592	1,609,879
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	526	526,264
				6,320,482
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,505,093
Equipment 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	507	513,733
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	841,326
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	214,712
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	861,199
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,269,481
				3,700,451
Home Equity Loans 0.1%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	0.884 (c)	08/25/35	906	897,280
Manufactured Housing 0.1%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000 (cc)	11/25/58	972	995,977

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2019-02A, Class A, 144A	2.590%	05/20/36	642	$ 658,441
Series 2019-03A, Class A, 144A	2.340	08/20/36	864	882,608
				1,541,049
Residential Mortgage-Backed Securities 0.5%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	290	291,246
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	139	140,816
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	311	311,867
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	511	512,276
Series 2019-SL01, Class A, 144A	4.000 (cc)	12/28/54	153	154,078
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750 (cc)	01/25/61	357	367,320
Series 2018-01, Class A1, 144A	3.250 (cc)	05/25/62	491	509,113

RAAC Series Trust, Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	1.349 (c)	09/25/47	94	94,332
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57	825	853,745
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.749 (c)	02/25/57	515	514,529
Series 2017-06, Class A1, 144A	2.750 (cc)	10/25/57	613	632,459
Series 2018-01, Class A1, 144A	3.000 (cc)	01/25/58	712	743,227
Series 2018-02, Class A1, 144A	3.250 (cc)	03/25/58	312	326,379
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.149 (c)	10/25/59	375	375,069
Series 2020-04, Class A1, 144A	1.750	10/25/60	1,240	1,263,497
				7,089,953
Student Loans 2.0%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	405	416,064
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	329	341,058
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,627	1,657,429

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	2,565	2,588,747
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	281	286,024
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	500	512,372

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2019-A, Class A2FX, 144A	2.730%	10/25/48	406	$ 415,406
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	977	997,778
Series 2018-CA, Class A2, 144A	3.520	06/16/42	527	538,113
Series 2019-CA, Class A2, 144A	3.130	02/15/68	800	822,089
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	800	816,215
Series 2019-FA, Class A2, 144A	2.600	08/15/68	1,600	1,651,886
Series 2019-GA, Class A, 144A	2.400	10/15/68	2,191	2,240,938
Series 2020-BA, Class A2, 144A	2.120	01/15/69	1,100	1,126,316
Series 2020-DA, Class A, 144A	1.690	05/15/69	2,264	2,297,744
Series 2020-FA, Class A, 144A	1.220	07/15/69	1,346	1,349,505
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,163	1,188,208
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	1,300	1,371,902
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	1,054	1,082,391
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	958	983,704
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,500	1,539,654
Series 2020-C, Class AFX, 144A	1.950	02/15/46	1,333	1,356,350
				25,579,893

Total Asset-Backed Securities (cost $226,929,187)				229,467,892
Commercial Mortgage-Backed Securities 18.9%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	5,779,275
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	316,061
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	7,355,584
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,365,930
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	4,005,861
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	5,137,609
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,749,215
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.870 (c)	03/15/37	6,000	5,774,924
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,741,733

Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	478,480

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402%	01/15/51	1,070	$ 1,182,412
Series 2018-B03, Class A4	3.761	04/10/51	1,500	1,694,376
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,794,461
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,840,290
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,742,519

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.948 (c)	12/15/36	2,797	2,790,583
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	3,119,315
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	522,626
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,881,937

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840 (cc)	04/15/25	2,891	3,034,856
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	2,188,823
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,152,166
Series 2016-C03, Class A3	2.896	11/15/49	900	961,172
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,858,864
Series 2019-C07, Class A3	2.860	12/15/72	4,400	4,786,057
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,204,062
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,630,959
Series 2015-PC01, Class A4	3.620	07/10/50	3,200	3,421,404
Series 2016-COR01, Class A3	2.826	10/10/49	800	847,588

CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,283,938
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	692,005
Series 2020-C09, Class A4	1.644	09/15/53	5,800	5,771,248
Fannie Mae-Aces,
Series 2017-M01, Class A2	2.497 (cc)	10/25/26	500	539,343
Series 2017-M04, Class A2	2.670 (cc)	12/25/26	2,500	2,698,742
Series 2017-M08, Class A2	3.061 (cc)	05/25/27	1,900	2,124,991
Series 2018-M04, Class A2	3.147 (cc)	03/25/28	1,325	1,495,903
Series 2018-M10, Class A1	3.482 (cc)	07/25/28	434	475,593
Series 2018-M10, Class A2	3.482 (cc)	07/25/28	2,650	3,042,489
Series 2019-M21, Class 3A1	2.100	06/25/34	7,031	7,477,874
Series 2019-M22, Class A1	2.104	08/25/29	3,677	3,868,580
Series 2019-M25, Class A1	2.142	11/25/29	4,334	4,542,802

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624%	08/25/26	1,650	$ 1,798,259
Series K058, Class A2	2.653	08/25/26	1,100	1,208,026
Series K068, Class AM	3.315	08/25/27	1,500	1,704,568
Series K069, Class AM	3.248 (cc)	09/25/27	300	339,238
Series K070, Class A2	3.303 (cc)	11/25/27	2,125	2,437,324
Series K070, Class AM	3.364	12/25/27	425	488,286
Series K074, Class A2	3.600	01/25/28	3,600	4,193,674
Series K075, Class AM	3.650 (cc)	02/25/28	1,075	1,253,036
Series K076, Class A2	3.900	04/25/28	2,800	3,323,826
Series K076, Class AM	3.900	04/25/28	800	943,604
Series K077, Class A2	3.850 (cc)	05/25/28	1,670	1,983,055
Series K077, Class AM	3.850 (cc)	05/25/28	340	403,555
Series K078, Class AM	3.920	06/25/28	1,025	1,218,221
Series K079, Class A2	3.926	06/25/28	1,000	1,190,693
Series K079, Class AM	3.930	06/25/28	1,350	1,599,889
Series K080, Class A2	3.926 (cc)	07/25/28	3,100	3,693,082
Series K080, Class AM	3.986 (cc)	07/25/28	7,860	9,338,387
Series K081, Class AM	3.900 (cc)	08/25/28	1,100	1,303,109
Series K086, Class A2	3.859 (cc)	11/25/28	1,200	1,427,430
Series K086, Class AM	3.919 (cc)	12/25/28	350	416,502
Series K087, Class AM	3.832 (cc)	12/25/28	450	532,013
Series K089, Class AM	3.633 (cc)	01/25/29	11,315	13,281,787
Series K091, Class AM	3.566	03/25/29	2,000	2,344,779
Series K157, Class A2	3.990 (cc)	05/25/33	800	978,217
Series K730, Class AM	3.590 (cc)	01/25/25	4,100	4,536,540
Series KC03, Class A2	3.499	01/25/26	1,350	1,465,100
Series KW08, Class A2	3.600	01/25/29	4,500	5,249,196
Series W5FX, Class AFX	3.214 (cc)	04/25/28	2,375	2,658,411
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	986	1,052,487
Series 2015-GC34, Class A3	3.244	10/10/48	4,400	4,657,323

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	952	1,010,945
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,532,116
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	1,000	1,053,464
Series 2016-JP03, Class A4	2.627	08/15/49	700	736,757
Series 2017-JP05, Class A4	3.457	03/15/50	560	620,529
Series 2017-JP07, Class ASB	3.241	09/15/50	575	624,301

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,721,572

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791%	11/15/49	900	$ 958,488
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,259,514
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	870,834
Series 2017-C03, Class ASB	3.215	08/15/50	900	978,943
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,963,668
Series 2018-C09, Class A3	3.854	03/15/51	750	832,170
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,623,632
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,702,545

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	105,444
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,242,574
Series 2016-C35, Class A3	2.674	07/15/48	1,900	2,004,897
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,585,565
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,100,129
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,553,829
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,277,949
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,303,839
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,745,954
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,110,361
Series 2020-C57, Class A3	1.864	08/15/53	5,300	5,280,636

Total Commercial Mortgage-Backed Securities (cost $227,462,822)				242,192,922
Corporate Bonds 30.9%
Aerospace & Defense 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	1,075	1,075,710
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	373,011
Boeing Co. (The),
Sr. Unsec’d. Notes	3.625	02/01/31	1,945	1,935,843
Sr. Unsec’d. Notes	3.750	02/01/50(a)	830	735,588

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	270,831
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23(a)	375	381,328

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832%	04/27/25	30	$ 33,456
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	527,099
				5,332,866
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	100	104,098
Gtd. Notes	3.400	05/06/30(a)	630	682,971
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.726	03/25/31	2,180	2,155,637
Gtd. Notes	2.789	09/06/24	1,890	1,999,351
Gtd. Notes	3.222	08/15/24	890	954,614
				5,896,671
Airlines 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	79	59,424
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	690	665,850
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21(a)	665	664,705
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25(a)	874	969,554
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	337	317,958
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	450	416,827
				3,094,318
Auto Manufacturers 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.631 (c)	04/12/21	60	60,075
Gtd. Notes, 144A	2.250	09/15/23	645	671,381
Gtd. Notes, 144A	3.100	04/12/21	80	80,947

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	495	502,061
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	271,341

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087%	01/09/23(a)	1,125	$ 1,114,290
Sr. Unsec’d. Notes	3.336	03/18/21	515	515,100
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,384,092
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.080 (c)	04/09/21	130	129,995
Gtd. Notes	3.450	04/10/22	180	185,193
Gtd. Notes	3.550	04/09/21	95	96,041
Gtd. Notes	3.850	01/05/28	490	521,726
Gtd. Notes	4.350	01/17/27	180	197,091
Gtd. Notes	5.250	03/01/26	375	427,932
Sr. Unsec’d. Notes	3.600	06/21/30(a)	2,655	2,790,001
				8,947,266
Banks 7.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	213,846
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593 (ff)	07/21/28	1,595	1,783,311
Sr. Unsec’d. Notes, MTN	2.496 (ff)	02/13/31(a)	2,705	2,802,876
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	1,720	1,943,514
Sr. Unsec’d. Notes, MTN	3.974 (ff)	02/07/30	400	460,999
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	220,988
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29	320	375,616
Sr. Unsec’d. Notes, MTN	4.330 (ff)	03/15/50	1,555	1,958,362
Sub. Notes, MTN	4.000	01/22/25	800	889,369
Sub. Notes, MTN	4.450	03/03/26	1,500	1,727,435

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	474,910
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	495,357
Sr. Unsec’d. Notes	3.932 (ff)	05/07/25	1,300	1,400,355
Sr. Unsec’d. Notes	4.375	01/12/26	200	226,123
Sr. Unsec’d. Notes, MTN	4.972 (ff)	05/16/29	400	468,452
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904 (ff)	09/30/28	1,385	1,378,350
Sr. Unsec’d. Notes, 144A	2.219 (ff)	06/09/26	655	678,043
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	451,297
Sr. Unsec’d. Notes, 144A, MTN	3.052 (ff)	01/13/31	1,080	1,142,773
Sub. Notes, 144A, MTN	4.375	09/28/25	710	794,268
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,768,127

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/11/28	625	$ 685,582
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666 (ff)	01/29/31(a)	1,400	1,469,262
Sr. Unsec’d. Notes	3.200	10/21/26	290	319,056
Sr. Unsec’d. Notes	3.400	05/01/26	350	389,172
Sr. Unsec’d. Notes	3.520 (ff)	10/27/28	180	199,710
Sr. Unsec’d. Notes	3.668 (ff)	07/24/28	490	548,380
Sr. Unsec’d. Notes	3.887 (ff)	01/10/28	670	755,141
Sub. Notes	4.400	06/10/25	4,000	4,524,665
Sub. Notes	4.450	09/29/27	840	968,885
Sub. Notes	4.600	03/09/26	945	1,089,622
Sub. Notes	4.750	05/18/46	460	573,972
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193 (ff)	06/05/26	555	573,575
Sr. Unsec’d. Notes, 144A	2.593 (ff)	09/11/25	1,730	1,813,532
Sr. Unsec’d. Notes, 144A	3.869 (ff)	01/12/29	870	966,119
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	396,158

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621 (ff)	09/11/26	1,710	1,698,781
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	273,646
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272 (ff)	09/29/25	1,160	1,257,780
Sr. Unsec’d. Notes	3.500	01/23/25	75	81,993
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,356,164
Sr. Unsec’d. Notes	3.691 (ff)	06/05/28(a)	1,750	1,971,224
Sr. Unsec’d. Notes	3.850	01/26/27	475	534,453
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29	155	180,671
Sub. Notes	4.250	10/21/25	250	283,780
Sub. Notes	5.150	05/22/45	335	444,329

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	217,613
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,942,592
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000 (ff)	–(rr)	3,920	3,709,017
Sr. Unsec’d. Notes	2.950	10/01/26	410	450,919
Sr. Unsec’d. Notes	3.200	01/25/23	100	106,215
Sr. Unsec’d. Notes	3.200	06/15/26	230	255,240
Sr. Unsec’d. Notes	3.300	04/01/26	4,000	4,446,429
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29	210	235,570

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.625%	05/13/24	875	$ 963,847
Sr. Unsec’d. Notes	3.964 (ff)	11/15/48	355	424,593
Sr. Unsec’d. Notes	4.005 (ff)	04/23/29	3,585	4,148,275
Sub. Notes	2.956 (ff)	05/13/31	1,855	1,984,064
Sub. Notes	3.875	09/10/24	375	415,446
Sub. Notes	4.250	10/01/27	375	435,773

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,488,258
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	337,949
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29	760	866,546
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	533,581
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25(a)	455	517,240
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	1,200	1,435,786
Sr. Unsec’d. Notes, MTN	2.720 (ff)	07/22/25	1,500	1,599,695
Sr. Unsec’d. Notes, MTN	3.591 (ff)	07/22/28	310	349,019
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	403,372
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,408,843
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	220	237,425
Sr. Unsec’d. Notes	4.445 (ff)	05/08/30(a)	720	829,530

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	443,284
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	675,268
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,655,409
Sr. Unsec’d. Notes	2.442	10/19/21	235	239,834

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	471,185
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,914,566
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	350	359,535
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859 (ff)	08/15/23	570	590,910
Sr. Unsec’d. Notes, 144A	3.000	04/15/21	345	349,167
Sr. Unsec’d. Notes, 144A	3.126 (ff)	08/13/30(a)	1,180	1,292,819

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	2,740	$ 2,852,502
				92,597,339
Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	220,582
Gtd. Notes	4.900	02/01/46(a)	650	796,303
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39(a)	975	1,259,016
Gtd. Notes	5.550	01/23/49(a)	900	1,204,606

Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28(a)	450	539,304
Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32(a)	1,665	1,726,006
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	370	376,508
				6,122,325
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200	02/21/27	2,000	2,106,213
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	231,301
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	460	428,071
				2,765,585
Building Materials 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	446,433
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	915,016

Masco Corp., Sr. Unsec’d. Notes	4.500	05/15/47	600	707,419

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Owens Corning, Sr. Unsec’d. Notes	4.400%	01/30/48	825	$ 910,415
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	913,623
				3,892,906
Chemicals 0.4%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	1,375	1,410,075
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	270,733
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	1,156,206
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	354,977
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	45,813
Sr. Unsec’d. Notes	5.250	01/15/45	340	428,426

Nutrition & Biosciences, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40	350	359,088
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	192,168
Gtd. Notes	6.500	09/27/28	400	382,292
				4,599,778
Commercial Services 0.9%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	398,262
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	608,972
Gtd. Notes, 144A	3.300	10/15/22	750	786,510
Gtd. Notes, 144A	4.500	02/15/45	75	87,721

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,855,696
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	608,532
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	809,893
Northwestern University, Unsec’d. Notes, Series 2020	2.640	12/01/50	860	881,348

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850%	10/01/29	1,790	$ 1,953,420
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	187,478
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	673,172
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	406,218
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	329,539
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29(a)	1,185	1,396,453
				10,983,214
Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.650	05/11/50(a)	2,095	2,115,692
Sr. Unsec’d. Notes	3.850	08/04/46	525	641,513

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.929 (c)	03/12/21	3,330	3,334,480
HP, Inc., Sr. Unsec’d. Notes	2.200	06/17/25	2,530	2,651,556
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25(a)	1,470	1,519,504
				10,262,745
Diversified Financial Services 0.1%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	370	374,650
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	185,455
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	550	553,829
				1,113,934
Electric 3.6%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	1,033,258
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	80,637

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Ameren Illinois Co., First Mortgage	3.700%	12/01/47	625	$ 728,710
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	1,810	1,996,828
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	2.900	06/15/50	100	100,997
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	204,396
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	549,310
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	306,524
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	45,617
First Mortgage	4.000	03/01/48	115	139,289
First Mortgage, Series 123	3.750	08/15/47	775	903,041
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	49,416
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	925,492

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	170,270
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	72,415
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	60,183
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	459,017
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	379,765
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	156,110
Sr. Unsec’d. Notes	3.950	08/15/47	185	213,067
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	669,102
First Mortgage	3.400	10/01/46	185	206,218
First Mortgage	4.200	07/15/48	205	255,251
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,774,494
First Mortgage	3.700	10/15/46	75	86,611

Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	83,339

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650%	09/10/24	655	$ 691,874
Gtd. Notes, 144A	3.500	04/06/28	475	526,796
Gtd. Notes, 144A	3.625	05/25/27	230	254,983
Gtd. Notes, 144A	4.625	09/14/25	240	276,154

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	214,507
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	2,182,698
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	260	273,679
Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	209,993
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,216,099
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,252,516
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	371,271
Florida Power & Light Co., First Mortgage	3.150	10/01/49	1,420	1,579,028
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	236,634
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	1,083,133
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30	240	270,944
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	269,311
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	272,517
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	934,136
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	1,033,624
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21	2,100	2,136,520
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	304,242
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	65,267

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage	2.700%	09/15/30	890	$ 971,176
First Mortgage	3.300	03/15/51	375	407,959
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	188,982
First Ref. Mortgage	4.800	10/15/43	120	153,875

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,594,867
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	374,936
Gtd. Notes	5.000	03/15/44	170	212,918

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	247,780
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	293,589
First Mortgage, Series 34	3.200	03/01/50	720	791,421
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	397,529
First Mortgage, MTN	2.700	05/01/50	390	394,848
First Mortgage, MTN	3.200	05/15/29	1,265	1,429,660
First Mortgage, MTN	3.600	12/01/47	95	110,893
First Mortgage, MTN	3.700	05/01/28	590	684,257

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,126,359
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	501,261
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	300,890
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	726,328
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	401,995
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	507,176
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,534,681
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	57,294
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	619,419
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	606,801
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	212,965

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550%	07/15/24	1,515	$ 1,611,774
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	589,691
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	572,792
				45,929,399
Electronics 0.2%
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,391,097
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	832,600
				2,223,697
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	179,515
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	187,410
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	511,986
				878,911
Foods 0.6%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	390,061
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	2,240,872
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	118,855
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	112,256
Gtd. Notes, 144A	4.875	10/01/49	900	951,353
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	285,989
Sr. Unsec’d. Notes	3.875	10/15/46	65	72,646

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	699,191
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	507,259

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250%	08/23/21	985	$ 998,397
Sr. Unsec’d. Notes	5.100	09/28/48(a)	710	954,910
				7,331,789
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	244,970
Gas 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,344,048
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	356,241
ENN Energy Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	2.625	09/17/30	1,680	1,688,919
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	2,055	2,011,821
Sr. Unsec’d. Notes	3.600	05/01/30	395	448,498

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	497,336
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	582,214
				6,929,077
Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	2,190	2,167,902
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	313,176
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.133	03/25/25	105	119,302
				432,478
Healthcare-Services 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	109,348
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,172,142

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.750%	12/15/37	170	$249,356

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	259,725
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	281,783
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	275,054
Unsec’d. Notes	4.847	11/15/53	500	708,295

Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	621,477
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	1,595	1,740,787
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	94,942
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	754,648
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,855,620
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	48,763
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	834,463
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	441,096
Unsec’d. Notes, Series H	2.746	10/01/26	40	43,449
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	2,070,657
Sr. Unsec’d. Notes	3.500	03/30/25	190	210,687

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	196,231
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	529,882
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	102,336
				12,600,741
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26	35	37,290

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750%	07/10/25	410	$ 459,340
Sr. Unsec’d. Notes	4.500	07/16/44	410	489,216

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	120,852
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	127,851
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	1,193,364
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,290,690
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	200,475
Gtd. Notes, 144A	3.951	10/15/50(a)	450	498,180

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	148,154
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,779,713
Sr. Unsec’d. Notes	3.625	03/30/23	400	423,595
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,549,465
Sr. Unsec’d. Notes	5.000	04/05/46	350	454,946
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	116,052
Gtd. Notes	4.300	11/15/46	140	165,715
Gtd. Notes	4.350	05/15/43	85	99,830
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	950,779
Sub. Notes, 144A	4.900	09/15/44	120	153,949

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	635,611
				10,857,777
Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	2,142,617

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$ 1,244,389
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	250,937
				1,495,326
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	04/09/30	735	796,574
Machinery-Diversified 0.1%
Deere & Co., Sr. Unsec’d. Notes	2.875	09/07/49	620	659,120
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	124,717
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	77,648
				861,485
Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	3,225	3,326,985
Sr. Sec’d. Notes	4.800	03/01/50	335	382,006
Sr. Sec’d. Notes	5.375	05/01/47	530	633,350
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,354,590
Sr. Sec’d. Notes	6.484	10/23/45	400	539,653
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	805	957,138
Gtd. Notes	4.250	10/15/30	275	335,225
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	861,090
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	2,225,161
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	500	607,407

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	177	209,393
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	181,225

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375%	03/15/43	1,500	$ 1,618,629
Walt Disney Co. (The), Gtd. Notes	6.400	12/15/35	512	760,344
				15,992,196
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	272,496
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	870,101
Gtd. Notes	2.800	10/01/29	1,270	1,364,824

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	143,804
				2,651,225
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	300	303,821
Sr. Unsec’d. Notes	2.750	01/06/23	185	191,930
Sr. Unsec’d. Notes	3.250	02/11/22	95	97,843
				593,594
Oil & Gas 1.8%
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	932,501
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375 (ff)	–(rr)	2,420	2,517,472
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23(a)	1,310	1,357,946
Sr. Unsec’d. Notes	6.250	03/15/38	175	202,852
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	379,023
Sr. Unsec’d. Notes	6.750	11/15/39	350	389,031

CNOOC Finance 2013 Ltd. (China), Gtd. Notes	2.875	09/30/29	1,085	1,150,358
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27(a)	2,000	2,219,880
Gtd. Notes	4.300	08/15/28(a)	1,110	1,273,513
Gtd. Notes	4.875	10/01/47	55	67,378

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes	3.800%	06/01/24(a)	2,300	$ 2,146,410
Gtd. Notes	4.500	04/15/23	725	695,194

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	1,153,461
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	1,190	1,305,738
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	155,434
Sr. Unsec’d. Notes	6.800	09/15/37	200	224,084

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	222,417
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	401,375
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	469,715
Sr. Unsec’d. Notes	5.050	11/15/44	435	566,322
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	223	217,710
Sr. Unsec’d. Notes	7.500	05/01/31	100	91,245
Sr. Unsec’d. Notes	7.875	09/15/31	250	232,371

Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	187,092
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	70	70,510
Gtd. Notes	6.350	02/12/48	154	117,624
Gtd. Notes	6.490	01/23/27	1,048	975,324
Gtd. Notes	6.500	03/13/27	1,020	947,946
Gtd. Notes	7.690	01/23/50	398	332,699
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,015,081
Gtd. Notes, MTN	6.875	08/04/26	870	836,559

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	655,307
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	231,778
				23,741,350

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900%	05/17/28(a)	487	$ 519,138
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	33	36,739
				555,877
Packaging & Containers 0.0%
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	658,203
Pharmaceuticals 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	116,261
Sr. Unsec’d. Notes	4.500	05/14/35	550	668,391
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,619,928
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	2,295	2,670,925
Sr. Unsec’d. Notes, 144A	4.550	03/15/35	360	437,689
Sr. Unsec’d. Notes, 144A	4.750	03/15/45	1,008	1,227,242

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	60,231
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.855 (c)	06/25/21	335	335,741
Gtd. Notes, 144A	3.500	06/25/21	200	203,433

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	153,475
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	131,394
Sr. Unsec’d. Notes	4.125	06/15/39	115	142,261
Sr. Unsec’d. Notes	4.250	10/26/49	395	503,096
Sr. Unsec’d. Notes	4.350	11/15/47	475	605,652
Sr. Unsec’d. Notes	5.000	08/15/45	230	314,569
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	295,440
Gtd. Notes	3.400	03/01/27	325	361,669
Gtd. Notes	4.375	10/15/28	1,950	2,305,354
Gtd. Notes	4.500	02/25/26	700	813,570
Sr. Unsec’d. Notes	2.400	03/15/30(a)	780	807,829
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	366,771
Sr. Unsec’d. Notes	4.300	03/25/28	2,025	2,344,565
Sr. Unsec’d. Notes	4.780	03/25/38	85	102,414
Sr. Unsec’d. Notes	5.125	07/20/45	465	586,187

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.300%	12/05/43	155	$197,125

Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	2,990	2,924,553
Mylan, Inc., Gtd. Notes	5.200	04/15/48(a)	1,250	1,551,566
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	238,657
Gtd. Notes	3.200	09/23/26(a)	1,220	1,357,207

Upjohn, Inc., Gtd. Notes, 144A	3.850	06/22/40	1,065	1,142,234
				24,585,429
Pipelines 1.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,248,759
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30(a)	1,730	1,902,873
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	620,328
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	50	51,340
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	430	461,351
Gtd. Notes	5.000	05/15/50(a)	565	525,849
Gtd. Notes	6.250	04/15/49(a)	910	956,531
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	442,802
Gtd. Notes	3.950	01/31/60	485	472,068
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30(a)	1,300	1,394,510
Sr. Unsec’d. Notes	4.200	03/15/45	275	272,773
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,622,379
Sr. Unsec’d. Notes	4.000	02/15/25	130	141,369
Sr. Unsec’d. Notes	4.500	04/15/38	270	272,799
Sr. Unsec’d. Notes	4.875	06/01/25	200	225,926
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,225
Sr. Unsec’d. Notes	5.500	02/15/49	210	232,298

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	300	$ 311,865
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30(a)	2,415	2,320,187
Gtd. Notes	4.450	09/01/49(a)	1,000	877,115
Gtd. Notes	4.500	03/15/50	195	171,931
Gtd. Notes	4.950	07/13/47	85	79,640

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	310	328,148
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	335,949
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,066,922
Sr. Unsec’d. Notes	4.700	06/15/44	170	147,780
Sr. Unsec’d. Notes	5.150	06/01/42	105	95,591

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	152,814
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	323,410
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	500	551,065
Sr. Unsec’d. Notes, 144A	3.950	05/15/50	625	636,237
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	665,552
Sr. Unsec’d. Notes	5.300	03/01/48	320	258,117
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	387,165
Sr. Unsec’d. Notes	4.300	03/04/24	325	354,220
Sr. Unsec’d. Notes	4.850	03/01/48	55	59,733
Sr. Unsec’d. Notes	5.400	03/04/44	400	437,148
				21,409,769
Real Estate Investment Trusts (REITs) 0.8%
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	663,245
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,677,475
Realty Income Corp., Sr. Unsec’d. Notes	3.250	01/15/31	985	1,079,770
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,370,548

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700%	02/15/27	775	$ 814,342
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,626,627

Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	472,990
				9,704,997
Retail 0.6%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	1,044,182
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	599,952
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50	1,515	1,807,601
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	850	994,116
Ross Stores, Inc., Sr. Unsec’d. Notes	1.875	04/15/31	3,350	3,309,584
				7,755,435
Semiconductors 0.8%
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	2,395	2,579,458
Gtd. Notes	3.459	09/15/26	884	964,056
Gtd. Notes	5.000	04/15/30	2,040	2,403,885

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670	09/01/23	4,000	4,148,510
				10,095,909
Software 0.3%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50	1,080	971,697
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	201,594
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	193,558
Sr. Unsec’d. Notes	2.675	06/01/60	1,000	1,013,093
Sr. Unsec’d. Notes	3.950	08/08/56	335	430,637

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400%	09/01/30(a)	1,655	$ 1,594,415
				4,404,994
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27	200	225,022
Sr. Unsec’d. Notes	4.300	02/15/30	170	198,014
Sr. Unsec’d. Notes	4.500	05/15/35	60	69,895
Sr. Unsec’d. Notes	4.500	03/09/48	963	1,073,486
Sr. Unsec’d. Notes, 144A	3.500	09/15/53(a)	3,689	3,487,404
Sr. Unsec’d. Notes, 144A	3.650	09/15/59(a)	1,717	1,630,370

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	3,218,636
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	640	620,547
Sr. Sec’d. Notes, 144A	3.300	02/15/51	125	119,962
Sr. Sec’d. Notes, 144A	3.875	04/15/30	4,500	5,051,458
Sr. Sec’d. Notes, 144A	4.375	04/15/40	380	437,150
Sr. Sec’d. Notes, 144A	4.500	04/15/50(a)	505	589,220
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	360,186
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,354,772
				18,436,122
Transportation 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	455,654
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,632,519
				2,088,173
Water 0.3%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,722,834
Sr. Unsec’d. Notes	3.750	09/01/47	25	28,917
Sr. Unsec’d. Notes	4.000	12/01/46	145	173,276

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water (cont’d.)

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704%	04/15/30	1,380	$ 1,462,220
				3,387,247

Total Corporate Bonds (cost $373,998,349)				396,599,500
Municipal Bonds 0.7%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	46,840
California 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,481,081
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	398,757
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	35,311
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	35,005
				1,950,154
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	110	115,110
General Obligation Unlimited, Series D	5.000	11/01/22	895	920,463
General Obligation Unlimited, Taxable	5.100	06/01/33	450	451,372
				1,486,945
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	401,937
North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%	1.015 (c)	07/25/36	700	692,097

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$ 762,046
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	103,930
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	219,574
				1,085,550
Texas 0.2%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	1,122,618
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	1,062,192
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	647,036
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	359,292
				3,191,138
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	156,386

Total Municipal Bonds (cost $8,510,845)				9,011,047
Residential Mortgage-Backed Securities 4.5%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	3	3,252
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	178	147,462
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.749 (c)	04/25/28	149	147,874
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.249 (c)	07/25/29	168	167,893
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.749 (c)	07/25/29	450	440,904
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.799 (c)	06/25/30	588	588,509
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.549 (c)	06/25/30	180	182,206

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.449%(c)	08/26/30	220	$ 220,234
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.149 (c)	01/25/57	504	507,171
Series 2017-05, Class A3, 144A	4.000 (cc)	05/25/57	1,600	1,599,000
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57	755	758,128
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65	564	565,932

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	3	3,378
Credit Suisse Mortgage Trust, Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 1.350%)	1.505 (c)	09/25/45	1,194	1,186,148
Eagle Re Ltd. (Bermuda), Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.949 (c)	04/25/29	90	89,646
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500	01/25/42	650	724,903
Series 2014-11, Class VB	4.500	04/25/42	500	578,106

FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.899 (c)	03/25/30	207	206,443
FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.899 (c)	09/25/48	1	1,157
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	93	112,083
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,720	1,892,673
Series 4661, Class BV	3.500	12/15/36	1,000	1,052,210
Series 4717, Class PA	3.000	04/15/45	882	922,481

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	2,530	2,536,477
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,188	1,266,833
Series 2016-46, Class JE	2.500	11/20/45	395	412,900
Series 2017-101, Class AB	2.500	07/20/47	948	993,203
Series 2018-07, Class GA	3.000	02/20/47	694	717,930

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	3.524 (cc)	09/25/35	28	28,147
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.799 (c)	05/25/29	61	59,950

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000%	06/25/59	273	$ 273,467
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,885	2,883,523
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	1,045	1,047,890

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.649 (c)	04/01/24	185	183,420
Mello Warehouse Securitization Trust , Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)^	1.049 (c)	10/25/53	1,560	1,560,000
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.395 (c)	01/23/23	445	445,194
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.495 (c)	04/23/23	425	425,060
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.495 (c)	04/23/23	825	825,116
Series 2020-05, Class A1, 144A	— (p)	08/10/23	1,365	1,365,000
Series 2020-05, Class A2, 144A	— (p)	08/10/23	7,180	7,180,000
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.600 (c)	12/11/21	8,410	8,410,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)^	1.907 (c)	09/23/21	5,100	5,100,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)^	3.157 (c)	09/23/21	3,510	3,510,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000 (cc)	12/25/57	401	432,078
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.899 (c)	01/25/48	150	149,714

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.549 (c)	07/25/29	19	18,640
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.349 (c)	07/25/30	400	401,751
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.799 (c)	06/25/57	325	324,810
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.549 (c)	03/25/28	17	17,243
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.099 (c)	02/25/30	200	199,265

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500%	08/25/58	1,179	$ 1,278,535
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.380%)	0.911 (c)	10/20/27	25	23,931
Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.649 (c)	05/20/21	3,180	3,180,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)	0.397 (c)	07/19/35	26	25,045
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	2.282 (c)	06/25/42	51	48,194
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	2.282 (c)	08/25/42	3	3,098
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290% (Cap 10.500%, Floor 0.290%)	0.729 (c)	10/25/45	374	371,125

Total Residential Mortgage-Backed Securities (cost $57,405,833)				57,795,332
Sovereign Bonds 0.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	933,288
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	567,908
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	205,050
Sr. Unsec’d. Notes	5.000	06/15/45	370	429,920
Sr. Unsec’d. Notes	7.375	09/18/37	175	245,690

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	305,994
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	221,315
Sr. Unsec’d. Notes, EMTN	3.750	04/25/22	200	207,999
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	231,301
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	208,347
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	209,012
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	412,520
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	431,595

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%	03/09/21	260	$ 265,321
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	246,099
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	385,309
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	107,185
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24	140	149,978

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26	100	131,404
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	359,334
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	508,926

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	106,045
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	441,521
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	480,225
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	355,024
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	412,514
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	213,575
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	714,165
Sr. Unsec’d. Notes	5.100	06/18/50	60	79,989

Total Sovereign Bonds (cost $8,796,814)				9,566,553
U.S. Government Agency Obligations 18.6%
Federal Home Loan Mortgage Corp.	2.000	01/01/32	636	663,046
Federal Home Loan Mortgage Corp.	2.500	01/01/29	403	419,330
Federal Home Loan Mortgage Corp.	2.500	07/01/31	583	619,563
Federal Home Loan Mortgage Corp.	2.500	01/01/32	302	319,700
Federal Home Loan Mortgage Corp.	2.500	10/01/32	766	813,784
Federal Home Loan Mortgage Corp.	2.500	12/01/32	1,434	1,493,181
Federal Home Loan Mortgage Corp.	2.500	09/01/46	361	380,573
Federal Home Loan Mortgage Corp.	2.500	11/01/46	958	1,014,092
Federal Home Loan Mortgage Corp.	2.500	11/01/49	1,173	1,248,787
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,284	1,373,872
Federal Home Loan Mortgage Corp.	3.000	01/01/37	315	330,844
Federal Home Loan Mortgage Corp.	3.000	12/01/37	145	151,564
Federal Home Loan Mortgage Corp.	3.000	06/01/43	2,828	3,005,665

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	485	$ 515,563
Federal Home Loan Mortgage Corp.	3.000	06/01/46	1,011	1,061,183
Federal Home Loan Mortgage Corp.	3.000	12/01/46	878	923,879
Federal Home Loan Mortgage Corp.	3.000	01/01/47	959	1,007,372
Federal Home Loan Mortgage Corp.	3.000	06/01/50	1,153	1,204,694
Federal Home Loan Mortgage Corp.	3.500	11/01/28	443	481,127
Federal Home Loan Mortgage Corp.	3.500	11/01/37	301	320,071
Federal Home Loan Mortgage Corp.	3.500	06/01/42	396	426,720
Federal Home Loan Mortgage Corp.	3.500	06/01/42	439	475,461
Federal Home Loan Mortgage Corp.	3.500	07/01/42	432	465,537
Federal Home Loan Mortgage Corp.	3.500	09/01/42	498	538,514
Federal Home Loan Mortgage Corp.	3.500	10/01/42	598	649,728
Federal Home Loan Mortgage Corp.	3.500	06/01/43	291	314,978
Federal Home Loan Mortgage Corp.	3.500	05/01/45	391	418,654
Federal Home Loan Mortgage Corp.	3.500	01/01/47	288	307,202
Federal Home Loan Mortgage Corp.	3.500	02/01/47	680	725,375
Federal Home Loan Mortgage Corp.	3.500	11/01/47	526	556,896
Federal Home Loan Mortgage Corp.	3.500	08/01/48	263	277,840
Federal Home Loan Mortgage Corp.	3.500	10/01/48	975	1,027,664
Federal Home Loan Mortgage Corp.	4.000	12/01/40	129	140,653
Federal Home Loan Mortgage Corp.	4.000	01/01/41	310	339,774
Federal Home Loan Mortgage Corp.	4.000	04/01/42	375	409,442
Federal Home Loan Mortgage Corp.	4.000	10/01/45	224	244,449
Federal Home Loan Mortgage Corp.	4.000	02/01/46	3,352	3,662,743
Federal Home Loan Mortgage Corp.	4.000	05/01/46	244	265,185
Federal Home Loan Mortgage Corp.	4.000	08/01/46	320	349,762
Federal Home Loan Mortgage Corp.	4.000	11/01/47	276	296,285
Federal Home Loan Mortgage Corp.	4.000	04/01/48	453	485,430
Federal Home Loan Mortgage Corp.	4.000	05/01/48	443	473,056
Federal Home Loan Mortgage Corp.	4.000	07/01/48	726	776,893
Federal Home Loan Mortgage Corp.	4.500	06/01/42	135	151,509
Federal Home Loan Mortgage Corp.	4.500	09/01/44	172	191,271
Federal Home Loan Mortgage Corp.	4.500	07/01/45	440	494,648
Federal Home Loan Mortgage Corp.	4.500	04/01/47	2,400	2,618,397
Federal Home Loan Mortgage Corp.	4.500	07/01/47	238	258,108
Federal Home Loan Mortgage Corp.	4.500	07/01/47	515	561,304
Federal Home Loan Mortgage Corp.	4.500	11/01/47	987	1,071,359
Federal Home Loan Mortgage Corp.	4.500	02/01/48	302	327,344
Federal Home Loan Mortgage Corp.	4.500	07/01/48	735	795,656
Federal Home Loan Mortgage Corp.	5.000	08/01/40	250	286,899
Federal Home Loan Mortgage Corp.	5.000	12/01/47	390	431,415
Federal Home Loan Mortgage Corp.	5.000	02/01/48	553	612,628
Federal National Mortgage Assoc.	0.875	08/05/30	1,735	1,686,393
Federal National Mortgage Assoc.	1.625	01/07/25	1,545	1,621,921
Federal National Mortgage Assoc.	2.000	TBA	36,500	37,630,644

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	10/01/34	939	$ 973,523
Federal National Mortgage Assoc.	2.375	01/19/23	280	293,417
Federal National Mortgage Assoc.	2.500	TBA	12,500	13,003,418
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	691,359
Federal National Mortgage Assoc.	2.500	05/01/30	392	411,776
Federal National Mortgage Assoc.	2.500	04/01/31	1,170	1,241,137
Federal National Mortgage Assoc.	2.500	11/01/31	292	310,200
Federal National Mortgage Assoc.	2.500	02/01/43	117	123,937
Federal National Mortgage Assoc.	2.500	09/01/46	322	339,140
Federal National Mortgage Assoc.	2.500	10/01/46	230	242,197
Federal National Mortgage Assoc.	2.500	10/01/46	328	346,823
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	2.875 (c)	08/01/24	5	5,493
Federal National Mortgage Assoc.	3.000	06/01/30	234	249,408
Federal National Mortgage Assoc.	3.000	05/01/31	105	109,691
Federal National Mortgage Assoc.	3.000	12/01/31	310	325,045
Federal National Mortgage Assoc.	3.000	05/01/32	299	312,942
Federal National Mortgage Assoc.	3.000	09/01/32	136	142,099
Federal National Mortgage Assoc.	3.000	11/01/36	252	262,829
Federal National Mortgage Assoc.	3.000	10/01/42	299	317,818
Federal National Mortgage Assoc.	3.000	10/01/42	443	470,175
Federal National Mortgage Assoc.	3.000	02/01/43	300	327,605
Federal National Mortgage Assoc.	3.000	04/01/43	484	514,726
Federal National Mortgage Assoc.	3.000	06/01/43	616	655,119
Federal National Mortgage Assoc.	3.000	12/01/45	814	888,774
Federal National Mortgage Assoc.	3.000	05/01/46	1,353	1,419,268
Federal National Mortgage Assoc.	3.000	09/01/46	1,035	1,100,377
Federal National Mortgage Assoc.	3.000	10/01/46	4,075	4,277,043
Federal National Mortgage Assoc.	3.000	11/01/46	1,463	1,538,541
Federal National Mortgage Assoc.	3.000	11/01/46	3,149	3,293,288
Federal National Mortgage Assoc.	3.000	03/01/47	947	993,223
Federal National Mortgage Assoc.	3.000	04/01/47	2,180	2,285,297
Federal National Mortgage Assoc.	3.000	06/01/50	1,713	1,789,938
Federal National Mortgage Assoc.	3.500	12/01/29	158	167,605
Federal National Mortgage Assoc.	3.500	12/01/30	144	153,182
Federal National Mortgage Assoc.	3.500	07/01/31	758	811,334
Federal National Mortgage Assoc.	3.500	08/01/31	506	541,280
Federal National Mortgage Assoc.	3.500	02/01/33	276	294,019
Federal National Mortgage Assoc.	3.500	05/01/33	136	144,442
Federal National Mortgage Assoc.	3.500	10/01/41	156	166,963
Federal National Mortgage Assoc.	3.500	04/01/42	357	386,283
Federal National Mortgage Assoc.	3.500	05/01/42	375	407,104
Federal National Mortgage Assoc.	3.500	05/01/42	1,928	2,107,330
Federal National Mortgage Assoc.	3.500	06/01/42	882	963,740

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	10/01/42	479	$ 524,180
Federal National Mortgage Assoc.	3.500	10/01/42	590	638,403
Federal National Mortgage Assoc.	3.500	10/01/42	962	1,045,433
Federal National Mortgage Assoc.	3.500	06/01/43	293	317,498
Federal National Mortgage Assoc.	3.500	06/01/45	376	401,354
Federal National Mortgage Assoc.	3.500	06/01/45	720	768,241
Federal National Mortgage Assoc.	3.500	09/01/45	481	514,104
Federal National Mortgage Assoc.	3.500	10/01/45	647	689,931
Federal National Mortgage Assoc.	3.500	01/01/46	212	226,457
Federal National Mortgage Assoc.	3.500	01/01/46	499	532,898
Federal National Mortgage Assoc.	3.500	04/01/46	6,723	7,181,447
Federal National Mortgage Assoc.	3.500	11/01/46	271	288,367
Federal National Mortgage Assoc.	3.500	06/01/47	1,051	1,112,738
Federal National Mortgage Assoc.	3.500	07/01/47	642	679,118
Federal National Mortgage Assoc.	3.500	07/01/47	2,231	2,412,794
Federal National Mortgage Assoc.	3.500	08/01/47	385	409,738
Federal National Mortgage Assoc.	3.500	09/01/47	809	856,340
Federal National Mortgage Assoc.	3.500	10/01/47	2,663	2,818,475
Federal National Mortgage Assoc.	3.500	11/01/47	2,614	2,770,625
Federal National Mortgage Assoc.	3.500	01/01/48	453	479,818
Federal National Mortgage Assoc.	3.500	01/01/48	606	650,159
Federal National Mortgage Assoc.	3.500	04/01/48	1,357	1,434,724
Federal National Mortgage Assoc.	3.500	08/01/48	1,184	1,248,980
Federal National Mortgage Assoc.	3.500	10/01/48	826	872,809
Federal National Mortgage Assoc.	3.500	11/01/48	519	549,629
Federal National Mortgage Assoc.	4.000	09/01/40	274	300,293
Federal National Mortgage Assoc.	4.000	11/01/40	1,322	1,443,658
Federal National Mortgage Assoc.	4.000	02/01/41	485	533,263
Federal National Mortgage Assoc.	4.000	02/01/41	717	789,528
Federal National Mortgage Assoc.	4.000	12/01/41	411	453,419
Federal National Mortgage Assoc.	4.000	10/01/43	406	445,963
Federal National Mortgage Assoc.	4.000	09/01/44	235	255,338
Federal National Mortgage Assoc.	4.000	10/01/44	546	594,287
Federal National Mortgage Assoc.	4.000	12/01/45	206	223,959
Federal National Mortgage Assoc.	4.000	04/01/46	223	240,526
Federal National Mortgage Assoc.	4.000	08/01/46	340	366,255
Federal National Mortgage Assoc.	4.000	09/01/46	2,276	2,469,130
Federal National Mortgage Assoc.	4.000	02/01/47	1,363	1,460,097
Federal National Mortgage Assoc.	4.000	03/01/47	1,097	1,206,571
Federal National Mortgage Assoc.	4.000	06/01/47	837	899,455
Federal National Mortgage Assoc.	4.000	10/01/47	258	276,255
Federal National Mortgage Assoc.	4.000	11/01/47	516	555,058
Federal National Mortgage Assoc.	4.000	12/01/47	537	576,790
Federal National Mortgage Assoc.	4.000	02/01/48	515	550,557
Federal National Mortgage Assoc.	4.000	10/01/48	553	614,695

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	08/01/40	127	$ 142,575
Federal National Mortgage Assoc.	4.500	04/01/41	147	165,283
Federal National Mortgage Assoc.	4.500	06/01/41	360	405,091
Federal National Mortgage Assoc.	4.500	08/01/41	190	212,375
Federal National Mortgage Assoc.	4.500	08/01/41	503	564,849
Federal National Mortgage Assoc.	4.500	08/01/44	405	453,388
Federal National Mortgage Assoc.	4.500	01/01/45	233	261,448
Federal National Mortgage Assoc.	4.500	11/01/47	347	377,483
Federal National Mortgage Assoc.	4.500	06/01/48	600	649,823
Federal National Mortgage Assoc.	4.500	12/01/48	541	584,642
Federal National Mortgage Assoc.	4.500	02/01/49	182	196,126
Federal National Mortgage Assoc.	5.000	09/01/30	32	36,379
Federal National Mortgage Assoc.	5.000	03/01/42	443	510,939
Federal National Mortgage Assoc.	5.000	10/01/47	544	602,368
Federal National Mortgage Assoc.	5.000	01/01/48	99	110,117
Federal National Mortgage Assoc.	5.500	01/01/40	147	169,186
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.729%, Floor 5.707%)	5.704 (c)	12/01/30	1	596
Federal National Mortgage Assoc.	6.000	10/01/36	102	120,514
Federal National Mortgage Assoc.	6.000	07/01/41	106	125,228
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	732,752
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	122,285
Government National Mortgage Assoc.	2.500	TBA	2,500	2,612,109
Government National Mortgage Assoc.	2.500	TBA(tt)	2,500	2,618,164
Government National Mortgage Assoc.	2.500	12/20/46	578	609,477
Government National Mortgage Assoc.	3.000	TBA	500	521,719
Government National Mortgage Assoc.	3.000	07/20/42	754	804,765
Government National Mortgage Assoc.	3.000	03/20/43	507	540,679
Government National Mortgage Assoc.	3.000	08/20/43	96	102,071
Government National Mortgage Assoc.	3.000	09/20/43	187	199,487
Government National Mortgage Assoc.	3.000	01/20/44	164	174,020
Government National Mortgage Assoc.	3.000	05/20/45	229	243,165
Government National Mortgage Assoc.	3.000	08/15/45	242	250,961
Government National Mortgage Assoc.	3.000	05/20/46	1,498	1,581,442
Government National Mortgage Assoc.	3.000	07/20/46	2,394	2,525,963
Government National Mortgage Assoc.	3.000	08/20/46	130	137,708
Government National Mortgage Assoc.	3.000	10/20/46	739	781,853
Government National Mortgage Assoc.	3.000	03/20/47	1,411	1,489,787
Government National Mortgage Assoc.	3.000	01/20/48	206	217,793
Government National Mortgage Assoc.	3.000	08/20/48	2,871	3,001,994
Government National Mortgage Assoc.	3.000	09/20/49	1,750	1,825,500
Government National Mortgage Assoc.	3.000	12/20/49	1,900	1,982,090
Government National Mortgage Assoc.	3.000	01/20/50	453	472,241
Government National Mortgage Assoc.	3.500	01/15/42	120	131,669

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	12/20/42	352	$ 382,361
Government National Mortgage Assoc.	3.500	01/20/43	521	565,745
Government National Mortgage Assoc.	3.500	02/20/43	235	257,625
Government National Mortgage Assoc.	3.500	08/20/43	895	970,970
Government National Mortgage Assoc.	3.500	10/20/43	1,173	1,272,414
Government National Mortgage Assoc.	3.500	03/20/45	148	158,196
Government National Mortgage Assoc.	3.500	04/20/45	854	914,161
Government National Mortgage Assoc.	3.500	04/20/46	1,676	1,798,806
Government National Mortgage Assoc.	3.500	07/20/46	1,080	1,159,355
Government National Mortgage Assoc.	3.500	10/20/46	2,019	2,167,727
Government National Mortgage Assoc.	3.500	12/20/46	1,883	2,009,998
Government National Mortgage Assoc.	3.500	01/20/47	598	639,301
Government National Mortgage Assoc.	3.500	05/20/47	1,244	1,326,545
Government National Mortgage Assoc.	3.500	11/20/47	935	996,294
Government National Mortgage Assoc.	3.500	01/20/48	660	704,763
Government National Mortgage Assoc.	3.500	10/20/48	401	424,437
Government National Mortgage Assoc.	3.500	11/20/48	736	776,566
Government National Mortgage Assoc.	3.500	12/20/48	276	291,194
Government National Mortgage Assoc.	3.500	02/20/49	675	714,052
Government National Mortgage Assoc.	3.500	05/20/49	1,235	1,303,840
Government National Mortgage Assoc.	3.500	06/20/49	1,048	1,106,101
Government National Mortgage Assoc.	3.500	11/20/49	891	941,016
Government National Mortgage Assoc.	3.500	12/20/49	664	700,468
Government National Mortgage Assoc.	4.000	12/20/40	292	323,246
Government National Mortgage Assoc.	4.000	06/20/41	116	128,604
Government National Mortgage Assoc.	4.000	11/15/41	153	164,762
Government National Mortgage Assoc.	4.000	12/20/42	257	285,050
Government National Mortgage Assoc.	4.000	04/20/43	197	218,108
Government National Mortgage Assoc.	4.000	10/20/43	180	198,108
Government National Mortgage Assoc.	4.000	12/20/43	389	427,541
Government National Mortgage Assoc.	4.000	09/20/44	225	245,709
Government National Mortgage Assoc.	4.000	08/20/45	435	472,013
Government National Mortgage Assoc.	4.000	10/20/45	202	219,144
Government National Mortgage Assoc.	4.000	03/20/46	385	417,599
Government National Mortgage Assoc.	4.000	11/20/46	297	321,213
Government National Mortgage Assoc.	4.000	03/20/47	314	340,230
Government National Mortgage Assoc.	4.000	05/20/47	503	543,003
Government National Mortgage Assoc.	4.000	07/20/47	2,067	2,245,144
Government National Mortgage Assoc.	4.000	11/20/47	1,390	1,500,635
Government National Mortgage Assoc.	4.000	12/20/47	322	348,756
Government National Mortgage Assoc.	4.000	07/20/48	694	743,629
Government National Mortgage Assoc.	4.000	08/20/48	238	255,141
Government National Mortgage Assoc.	4.000	09/20/48	596	640,330
Government National Mortgage Assoc.	4.000	11/20/48	250	268,522
Government National Mortgage Assoc.	4.000	01/20/49	318	339,715

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	02/20/49	681	$ 726,360
Government National Mortgage Assoc.	4.000	03/20/49	420	447,851
Government National Mortgage Assoc.	4.500	12/20/41	582	659,560
Government National Mortgage Assoc.	4.500	10/20/43	94	104,464
Government National Mortgage Assoc.	4.500	01/20/44	117	130,104
Government National Mortgage Assoc.	4.500	04/20/44	406	452,362
Government National Mortgage Assoc.	4.500	03/20/45	102	113,633
Government National Mortgage Assoc.	4.500	07/20/46	243	270,400
Government National Mortgage Assoc.	4.500	08/20/46	200	222,187
Government National Mortgage Assoc.	4.500	11/20/46	182	202,207
Government National Mortgage Assoc.	4.500	01/20/47	1,177	1,297,482
Government National Mortgage Assoc.	4.500	01/20/48	198	214,640
Government National Mortgage Assoc.	4.500	02/20/48	1,377	1,495,848
Government National Mortgage Assoc.	4.500	03/20/48	141	151,602
Government National Mortgage Assoc.	4.500	07/20/48	260	282,232
Government National Mortgage Assoc.	4.500	08/20/48	95	101,964
Government National Mortgage Assoc.	4.500	12/20/48	491	530,191
Government National Mortgage Assoc.	5.000	10/20/37	7	8,267
Government National Mortgage Assoc.	5.000	09/20/40	109	124,463
Government National Mortgage Assoc.	5.000	04/20/45	57	65,444
Government National Mortgage Assoc.	5.000	08/20/45	236	265,188
Government National Mortgage Assoc.	6.000	12/15/39	148	178,300

Total U.S. Government Agency Obligations (cost $232,339,950)				238,434,882
U.S. Treasury Obligations 6.9%
U.S. Treasury Bonds	2.875	05/15/43	540	682,678
U.S. Treasury Bonds	3.000	11/15/44	7,600	9,824,188
U.S. Treasury Bonds	3.125	02/15/43	3,585	4,704,192
U.S. Treasury Bonds	3.125	08/15/44(k)	14,140	18,631,659
U.S. Treasury Bonds	3.375	05/15/44	12,620	17,249,962
U.S. Treasury Bonds	3.625	08/15/43	2,650	3,743,125
U.S. Treasury Bonds	3.625	02/15/44	3,250	4,601,289
U.S. Treasury Bonds	3.750	11/15/43	1,845	2,655,935
U.S. Treasury Notes	0.250	09/30/25	4,945	4,914,094
U.S. Treasury Notes	2.250	11/15/27	445	494,298
U.S. Treasury Strips Coupon	1.159 (s)	02/15/36	1,820	1,475,480
U.S. Treasury Strips Coupon	1.219 (s)	05/15/37	2,525	1,993,764
U.S. Treasury Strips Coupon	1.223 (s)	05/15/36	4,375	3,528,369
U.S. Treasury Strips Coupon	1.750 (s)	08/15/42	415	291,813
U.S. Treasury Strips Coupon	2.014 (s)	11/15/41	1,195	854,612
U.S. Treasury Strips Coupon	2.222 (s)	02/15/41	1,590	1,156,228
U.S. Treasury Strips Coupon	2.226 (s)	05/15/39	990	748,726
U.S. Treasury Strips Coupon	2.324 (s)	05/15/42	1,195	845,042

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.340%(s)	02/15/43	3,590	$ 2,499,397
U.S. Treasury Strips Coupon	2.346 (s)	11/15/40	760	556,017
U.S. Treasury Strips Coupon	2.380 (s)	05/15/41	1,590	1,151,073
U.S. Treasury Strips Coupon	2.394 (s)	11/15/43	2,087	1,424,378
U.S. Treasury Strips Coupon	2.434 (s)	11/15/45	575	373,907
U.S. Treasury Strips Coupon	2.436 (s)	02/15/46	415	268,486
U.S. Treasury Strips Coupon	2.524 (s)	11/15/39(k)	2,980	2,232,206
U.S. Treasury Strips Coupon	2.570 (s)	02/15/31	2,110	1,886,225

Total U.S. Treasury Obligations (cost $90,432,595)				88,787,143

Total Long-Term Investments (cost $1,225,876,395)				1,271,855,271

	Shares
Short-Term Investments 9.9%
Affiliated Mutual Funds 9.9%
PGIM Core Ultra Short Bond Fund(w)	91,981,420	91,981,420
PGIM Institutional Money Market Fund (cost $34,103,721; includes $34,096,185 of cash collateral for securities on loan)(b)(w)	34,124,163	34,113,925

Total Affiliated Mutual Funds (cost $126,085,141)		126,095,345
Options Purchased*~ 0.0%
(cost $0)		448,326

Total Short-Term Investments (cost $126,085,141)		126,543,671

TOTAL INVESTMENTS 109.1% (cost $1,351,961,536)		1,398,398,942
Liabilities in excess of other assets(z) (9.1)%		(116,704,079)

Net Assets 100.0%		$ 1,281,694,863

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,350,326 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,433,209; cash collateral of $34,096,185 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $899,896. The aggregate value of $915,199 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,500,000 is 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,582,266)	3.500%	TBA	11/19/20	$(1,500)	$(1,584,053)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,144	$ 34,286
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,860	81,859
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,678	162,622
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	5,760	169,559
Total Options Purchased (cost $0)							$448,326
Futures contracts outstanding at October 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
574	2 Year U.S. Treasury Notes	Dec. 2020	$126,764,313	$ (19,386)
740	5 Year U.S. Treasury Notes	Dec. 2020	92,945,154	(224,226)
80	20 Year U.S. Treasury Bonds	Dec. 2020	13,797,500	(141,608)
83	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	17,845,000	(220,890)
				(606,110)
Short Positions:
417	10 Year U.S. Treasury Notes	Dec. 2020	57,637,219	444,765
165	10 Year U.S. Ultra Treasury Notes	Dec. 2020	25,951,406	470,270
				915,035
				$ 308,925

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Credit default swap agreement outstanding at October 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	4,348	*	$326	$—	$326	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	1.662%	$(19,705)	$19,124	$(38,829)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$(7,053)	$(23,695)	$16,642	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at October 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,200	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$(180,857)	$(241,561)	$(60,704)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).